Interest income	12 Months Ended
Dec. 31, 2025
Disclosure of Interest Income [Abstract]
Interest income
26.
Interest income

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Bank deposits	191,265	195,236	241,195
Financial assets at amortized cost	1,861	2,433	2,076
Other interest income	63	50	53
	193,189	197,719	243,324